Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares			9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			175,989
Granted (in shares)			57,184
Shares vested (in shares)			(63,516)
Forfeited (in shares)			(3,702)
Outstanding at end of period (in shares)	165,955	175,989	165,955
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 110.79
Granted (USD per share)			165.30
Shares vested (USD per share)			83.92
Forfeited (USD per share)			136.16
Outstanding at end of period (USD per share)	$ 137.56	$ 110.79	$ 137.56
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 4 months 20 days	1 year 14 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)			389,900
Granted (in shares)			126,998
Shares vested (in shares)			(144,170)
Forfeited (in shares)			(30,112)
Outstanding at end of period (in shares)	342,616	389,900	342,616
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 119.07
Granted (USD per share)			165.43
Shares vested (USD per share)			98.34
Forfeited (USD per share)			131.38
Outstanding at end of period (USD per share)	$ 143.87	$ 119.07	$ 143.87
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 7 months 9 days	1 year 5 months 4 days